Related Party Transactions (Details 1) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Amounts receivable	$ 193,471	$ 17,007
Prepaid expenses	0	6,949
Accrued liabilities	$ 35,257	$ 64,503